Stock Based Compensation (Details) - Schedule of fair value of the options granted to employees - AutoLotto, Inc. [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Stock Based Compensation[ Member]
Stock Based Compensation (Details) - Schedule of fair value of the options granted to employees [Line Items]
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.80%	2.80%
Expected term	6 years	6 years
Volatility	38.10%	38.10%
Non-employee Stock Based Compensation [Member]
Stock Based Compensation (Details) - Schedule of fair value of the options granted to employees [Line Items]
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.80%	2.80%
Expected term	10 years	10 years
Volatility	49.60%	49.60%